Finance Expenses	12 Months Ended
Dec. 31, 2020
Finance Expenses [Abstract]
Finance Expenses
40.	Finance Expenses

(1)	Finance expenses for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018	2019	2020
		In millions of won
Interest expense	￦	1,868,458	2,046,811	1,995,425
Losses on sale of financial assets		1	2,106	648
Losses on valuation of financial assets at fair value through profit or loss		6,616	4,513	7,396
Losses on valuation of derivatives		46,740	45,385	513,278
Losses on transaction of derivatives		32,448	71,546	81,055
Losses on foreign currency translation		393,859	553,731	215,047
Losses on foreign currency transaction		121,763	55,509	79,103
Losses on repayment of financial liabilities		—	—	35
Other		858	2,555	4,456

	￦	2,470,743	2,782,156	2,896,443

(2)	Details of interest expense included in finance expenses for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018	2019	2020
		In millions of won
Trade and other payables	￦	42,830	94,019	88,757
Short-term borrowings		32,545	42,971	29,358
Long-term borrowings		92,243	119,806	118,678
Debt securities		1,771,544	1,827,511	1,805,253
Other financial liabilities		505,112	558,464	540,867

		2,444,274	2,642,771	2,582,913
Less: Capitalized borrowing costs		(575,816)	(595,960)	(587,488)

	￦	1,868,458	2,046,811	1,995,425

Capitalization rates for the years ended December 31, 2018, 2019 and 2020 are 2.17%~3.86%, 2.37%~3.44% and 2.14%~4.84%, respectively.